Equity	6 Months Ended
Sep. 30, 2022
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued:	For the 6 months ended September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Common shares	37,576,449	34,154,062

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of March 31, 2021	34,154,062	$341,541
Shares issued	—	—
Balance as of March 31, 2022	34,154,062	$341,541
Shares issued to the public	3,000,895	30,010
Share warrants exercised	421,492	4,215
Balance as of September 30, 2022	37,576,449	375,766

Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 33,854,062 common shares of the Company. Mr. Pandya has later transferred unconditionally an aggregate of 7,932,855 common shares to various persons (including 2,621,371 shares to Lytus Trust, resulting in his current holding of 28,842,578 common shares of the Company (i.e. 26,221,207 held in his individual capacity and 2,621,371 shares held by Lytus Trust).